SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash	$ 81,184	$ 0
Short-term investments, at cost which approximates fair value	23,865	39,787
Investments in unconsolidated investee, at equity value	49,968	43,358
Fixed income: Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	1,146,317	1,132,064
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	20,104	18,370
Total assets	2,654,834	2,480,399
Liabilities:
Bonds payable, long-term debt	100,000	100,000
Total liabilities	1,862,200	1,711,248
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627	32,318
Paid-in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders' equity	792,634	769,151	809,260	686,578
Total liabilities and shareholders' equity	2,654,834	2,480,399
PARENT COMPANY
ASSETS
Cash	346	26	109	375
Short-term investments, at cost which approximates fair value	11,217	1,019
Investments in subsidiaries, at equity value	820,633	809,335
Investments in unconsolidated investee, at equity value	49,968	43,358
Fixed income: Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	27,547	30,035
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	4,771	4,995
Income taxes receivable - current	2,968
Deferred debt costs	219	326
Other assets	482	499
Total assets	918,151	889,593
Liabilities:
Accounts payable, affiliates	6,684	3,658
Income taxes payable--current		118
Income taxes payable--deferred	15,535	13,167
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	571	772
Total liabilities	125,517	120,442
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627	32,318
Paid-in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders' equity	792,634	769,151
Total liabilities and shareholders' equity	$ 918,151	$ 889,593